Segment information and revenue (Revenue) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Segment revenue	¥ 82,443,156	¥ 89,198,492	¥ 74,623,575
Profit/(loss) from operations	(3,843,366)	1,432,232	(466,236)
At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	82,344,397	89,158,682	74,622,174
Over time [member]
Disclosure of operating segments [line items]
Segment revenue	98,759	39,810	1,401
Petroleum products [member]
Disclosure of operating segments [line items]
Segment revenue	51,153,867	55,074,158	43,080,204
Profit/(loss) from operations	972	2,967,030	(2,198,705)
Petroleum products [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	51,153,867	55,074,158	43,080,204
Petroleum products [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0	0
Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Segment revenue	10,575,905	10,835,074	8,251,252
Profit/(loss) from operations	(1,456,647)	(635,155)	581,597
Intermediate petrochemicals [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	10,575,905	10,835,074	8,251,252
Intermediate petrochemicals [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0	0
Resins and plastics [member]
Disclosure of operating segments [line items]
Segment revenue	7,345,052	10,006,030	9,475,887
Profit/(loss) from operations	(1,252,524)	52,215	1,262,029
Resins and plastics [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	7,345,052	10,006,030	9,475,887
Resins and plastics [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0	0
Synthetic fibers [member]
Disclosure of operating segments [line items]
Segment revenue	413,883	1,380,998	1,480,576
Profit/(loss) from operations	(1,015,255)	(854,077)	(364,211)
Synthetic fibers [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	413,883	1,380,998	1,480,576
Synthetic fibers [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0	0
Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Segment revenue	12,016,586	11,060,133	11,585,110
Profit/(loss) from operations	12,838	43,729	42,039
Trading of petrochemical products [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	11,917,827	11,020,323	11,583,709
Trading of petrochemical products [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	98,759	39,810	1,401
Other Segments [member]
Disclosure of operating segments [line items]
Segment revenue	937,863	842,099	750,546
Profit/(loss) from operations	(132,750)	(141,510)	211,015
Other Segments [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	937,863	842,099	750,546
Other Segments [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0	0
Total segment revenue [member]
Disclosure of operating segments [line items]
Segment revenue	111,252,735	118,139,886	94,153,621
Total segment revenue [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Segment revenue	62,729,318	65,528,687	49,711,547
Total segment revenue [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Segment revenue	26,112,700	26,454,844	19,777,574
Total segment revenue [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Segment revenue	7,416,830	10,176,285	9,576,944
Total segment revenue [member] | Synthetic fibers [member]
Disclosure of operating segments [line items]
Segment revenue	413,981	1,381,443	1,480,576
Total segment revenue [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Segment revenue	12,938,663	12,972,922	12,023,744
Total segment revenue [member] | Other Segments [member]
Disclosure of operating segments [line items]
Segment revenue	1,641,243	1,625,705	1,583,236
Inter - segment revenue [member]
Disclosure of operating segments [line items]
Segment revenue	(28,809,579)	(28,941,394)	(19,530,046)
Inter - segment revenue [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Segment revenue	(11,575,451)	(10,454,529)	(6,631,343)
Inter - segment revenue [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Segment revenue	(15,536,795)	(15,619,770)	(11,526,322)
Inter - segment revenue [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Segment revenue	(71,778)	(170,255)	(101,057)
Inter - segment revenue [member] | Synthetic fibers [member]
Disclosure of operating segments [line items]
Segment revenue	(98)	(445)	0
Inter - segment revenue [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Segment revenue	(922,077)	(1,912,789)	(438,634)
Inter - segment revenue [member] | Other Segments [member]
Disclosure of operating segments [line items]
Segment revenue	¥ (703,380)	¥ (783,606)	¥ (832,690)